Post-employee benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
DC pension	$ (113)	$ (109)
Less: Capitalized benefit plans cost	65	59
Total post-employment benefit plans service cost	(269)	(246)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(219)	(193)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (2)	$ (3)